5. Interim Toll Milling Agreement (Details Narrative) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Interim Toll Milling Agreement
Due from Rose Petroleum	$ 0	$ 27,147	$ 0